STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2020
Exercise price	$ 3.39	$ 3.12	$ 2.10	$ 2.28
Number of options	6,322,099	5,944,449	1,937,435	2,770,768
Weighted average remaining life in years remaining life in years	7 years 8 months 4 days	8 years 3 months 18 days	8 years 7 months 28 days
Options exercisable number of options	4,550,722	3,766,093
Stock Options Exercise price 2.58
Exercise price	$ 2.58	$ 2.58
Number of options	382,790	382,790
Weighted average remaining life in years remaining life in years	4 years 2 months 1 day	4 years 10 months 28 days
Options exercisable number of options	382,790	382,790
Stock Options Exercise price 1.98
Exercise price	$ 1.98	$ 1.98
Number of options	1,554,645	1,554,645
Weighted average remaining life in years remaining life in years	6 years 4 months 2 days	7 years 1 month 2 days
Options exercisable number of options	1,554,645	1,554,645
Stock Options Exercise price 2.67
Exercise price	$ 2.67	$ 2.67
Number of options	833,333	833,333
Weighted average remaining life in years remaining life in years	7 years 11 months 15 days	8 years 8 months 15 days
Options exercisable number of options	669,333	543,333
Stock Options Exercise price 3.30
Exercise price	$ 3.30	$ 3.30
Number of options	2,627,601	2,673,683
Weighted average remaining life in years remaining life in years	8 years 4 months 13 days	9 years 1 month 13 days
Options exercisable number of options	1,535,716	1,062,179
Stock Options Exercise price 1.71
Exercise price	$ 1.71	$ 1.71
Number of options	100,000	100,000
Weighted average remaining life in years remaining life in years	8 years 8 months 1 day	9 years 5 months 1 day
Options exercisable number of options	100,000	100,000
Stock Options Exercise price 8.52
Exercise price	$ 8.52	$ 8.52
Number of options	83,333	150,000
Weighted average remaining life in years remaining life in years	8 years 9 months 29 days	9 years 6 months 29 days
Options exercisable number of options	83,333	83,333
Employee Stock Option Seven [Member]
Exercise price	$ 8.25	$ 8.25
Number of options	200,000	200,000
Weighted average remaining life in years remaining life in years	8 years 10 months 6 days	9 years 7 months 2 days
Options exercisable number of options	72,222	22,222
Stock Options Exercise price 7.05
Exercise price	$ 7.05	$ 7.05
Number of options	41,666	16,666
Weighted average remaining life in years remaining life in years	9 years 2 months 19 days	9 years 9 months 21 days
Options exercisable number of options	5,092	925
Stock Options Exercise price 7.20
Exercise price	$ 7.20	$ 7.20
Number of options	16,666	16,666
Weighted average remaining life in years remaining life in years	9 years 29 days	9 years 9 months 25 days
Stock Options Exercise price 7.50
Exercise price	$ 7.50	$ 7.50
Number of options	16,666	16,666
Weighted average remaining life in years remaining life in years	9 years 1 month 2 days	9 years 10 months 2 days
Options exercisable number of options	16,666	16,666